SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL
SHARE CAPITAL
The Company is authorized to issue an unlimited number of common shares, first preference shares issuable in series and second preference shares issuable in series.

	Years ended December 31,
Number of common shares (in millions)	2017	2016
Outstanding, beginning of the year	453.8	393.4
Equity issuance	7.9	44.7
Issuance of flow-through common shares	3.4	15.1
Issuance of shares for share-based compensation	0.8	0.6
Outstanding, end of year	465.9	453.8

Flow-through common shares
In March 2017, the Company issued 3.4 million flow-through common shares at C$5.91 per share for net proceeds of $15.1 million (C$20.0 million), which included a $1.7 million premium reported as a deferred gain on the balance sheet to be recognized in earnings as eligible expenditures are made. A total of $13.4 million was recognized in equity based on the quoted price of the shares on the date of the issue less issuance costs. The flow-through common shares were issued to fund prescribed development expenditures on the Westwood mine. Flow-through common shares require the Company to incur an amount equivalent to the proceeds of the issue on prescribed expenditures in accordance with the applicable tax legislation. As at December 31, 2017, there was no remaining unspent amount.
During 2016, the Company issued 0.9 million flow-through common shares at prices ranging between C$6.56 and C$6.63 per share for net proceeds of $4.4 million (C$5.9 million), which included a $1.1 million premium reported as a deferred gain on the balance sheet to be recognized in earnings as eligible expenditures are made. A total of $3.3 million was recognized in equity based on the quoted price of the shares on the date of the issue less issuance costs. The flow-through common shares were issued to fund prescribed exploration expenditures on the Côté Gold Project.  As at December 31, 2017, there was no remaining unspent amount.
Additionally, during 2016, the Company issued 2.2 million flow-through common shares at prices ranging between C$5.34 and C$5.60 per share for net proceeds of $8.9 million (C$11.9 million), which included a $0.8 million premium reported as a deferred gain on the balance sheet to be recognized in earnings as eligible expenditures are made. A total of $8.1 million was recognized in equity based on the quoted price of the shares on the date of the issue less issuance costs. The flow-through common shares were issued to fund prescribed development expenditures on the Westwood mine. As at December 31, 2017, there was no remaining unspent amount.
For the year ended December 31, 2017, $3.6 million was recognized as amortization of the premiums related to the issuances of flow-through common shares described above (December 31, 2016 - $3.7 million), respectively, and was included in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 31).
Contingently issuable shares
On December 12, 2016, the Company finalized the agreement with the Government of Suriname to acquire the rights to the Saramacca property. Under the terms of the agreement, the rights to the Saramacca property were transferred to Rosebel in exchange for an initial cash payment of $10.0 million which was accounted for as an Exploration and evaluation asset as at December 31, 2016. The purchase consideration also included 3.125 million contingently issuable IAMGOLD common shares to be delivered in three approximately equal tranches in 12 months intervals, from the date the rights to the Saramacca property were transferred to Rosebel. In addition, the agreement provides for a potential upward adjustment to the purchase price based on the contained gold ounces identified at the Saramacca property in NI 43-101 indicated and measured resource categories, within a certain Whittle shell, over the first 24 months, to a maximum of $10.0 million. Under the terms of the agreement, the Company can at any time during the course of the agreement provide 60 days' notice to the Government of Suriname and terminate the agreement. In such an event, any contingently issuable IAMGOLD common shares not already issued will no longer be required to be delivered to the Government of Suriname.
On November 27, 2017, the Company issued the first tranche of the 3.125 million contingently issuable IAMGOLD common shares to the Government of Suriname and retained the right to explore the Saramacca property (note 14). This equity issuance of 1.042 million IAMGOLD common shares was accounted for as an Exploration and evaluation asset of $5.9 million based on the fair value of the IAMGOLD common shares on the date of the issuance (note 14).
Equity issuance
On August 8, 2016, the Company entered into a public equity offering of 38.9 million common shares at a price of $5.15 per common share for gross proceeds of $200 million. On August 16, 2016, the underwriters elected to exercise an option to purchase up to an additional 15% of the offering, and as a result, an additional 5.8 million common shares were issued at a price of $5.15 per common share. The issuance was completed on August 16, 2016 and increased the gross proceeds from the offering to $230.0 million, less transaction costs of $9.9 million for net proceeds of $220.1 million for a total of 44.7 million shares.